Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
OPERATING ACTIVITIES
Net loss and comprehensive loss	$ (20,104)	$ (15,734)
Items not involving current cash flows:
Depreciation and amortization	349	235
Interest expense on lease liabilities	36	33
Share-based compensation expense	888	2,198
(Gain) loss on change in fair value of warrants	(4,667)	1,950
Accrued interest on Note payable		76
Warrant liability-foreign exchange adjustment		44
Changes in non-cash working capital balances
Receivables	8,280
Prepaid expenses and deposits	1,559	(426)
Accounts payable and accrued liabilities	2,205	(2,424)
Cash used in operating activities	(11,454)	(14,048)
FINANCING ACTIVITIES
Exercise of Derivative warrants		8,000
January 2021 Equity Offering, net of issuance costs		10,375
February 2021 Equity Offering, net of issuance costs		21,093
Exercise of Equity warrants		1,985
Exercise of stock options		14
Proceeds from issuance of common shares		2,380
Note payable		174
Repayment of lease liabilities	(205)	(102)
Cash (used in) provided by financing activities	(205)	43,919
INVESTING ACTIVITIES
Purchase of property, plant and equipment	(334)	(152)
Purchase of patents	(134)	(183)
Cash used in investing activities	(468)	(335)
(Decrease) increase in cash	(12,127)	29,536
Cash, beginning of the period	32,306	25,469
Cash, end of the period	$ 20,179	$ 55,005